Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,243,531		¥ 2,269,778
Cash flows	112,288		(51,940)
Addition	95,410		23,971
Accretion of interest	1,822		1,819
Termination	(6,187)
Translation reserve	159		(97)
Ending balance	2,447,023	$ 351,994	2,243,531
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,103,000		1,730,000
Cash flows	(61,568)		(127,000)
Other	100,000		500,000
Ending balance	2,141,432	308,036	2,103,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	100,000		500,000
Cash flows	200,000		100,000
Other	(100,000)		(500,000)
Ending balance	200,000	28,769	100,000
Lease Liabilities Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	27,125		22,755
Cash flows	(26,144)		(24,940)
Addition			1,270
Accretion of interest	1,547		1,819
Termination	(6,187)
Translation reserve	239		(54)
Other	34,853		26,275
Ending balance	31,433	4,521	27,125
Lease Liabilities Noncurrent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,406		17,023
Addition	49,735		22,701
Translation reserve	(80)		(43)
Other	(34,853)		(26,275)
Ending balance	28,208	4,058	¥ 13,406
Other Financial Liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Addition	45,675
Accretion of interest	275
Ending balance	¥ 45,950	$ 6,610